Earnings (Loss) Per Share - Summary of Potential Common Stock Outstanding Excluded from Computation of Diluted Net Loss Per Share (Parenthetical) (Details) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
	Mar. 30, 2021	Dec. 31, 2020	Dec. 01, 2020	Mar. 31, 2021	Dec. 31, 2020	Nov. 25, 2020	Dec. 31, 2019
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common stock, issued						347,770,673
Proceeds from issuance of Class A Common Stock pursuant to Legacy QuantumScape Series F Preferred Stock Purchase Agreement, net of issuance costs				$ 463,825	$ 99,800
Restricted Stock Unit
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares vested but not issued				569,752
Class A Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common stock, issued		207,769,091		233,610,488	207,769,091		81,720,530
Class A Common Stock | VGA
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common stock, issued	15,221,334	15,221,334	15,221,334		15,221,334
Proceeds from issuance of Class A Common Stock pursuant to Legacy QuantumScape Series F Preferred Stock Purchase Agreement, net of issuance costs	$ 100,000	$ 100,000	$ 100,000		$ 100,000